Equity-based participation plans for employees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 253	$ 269	$ 326
Continuing operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 979	$ 958	1,067
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees			$ 9